UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 95.2%
	CONSUMER DISCRETIONARY ― 34.2%
340	Amazon.com, Inc. (a)	$284,685
175	Chipotle Mexican Grill, Inc. (a)	74,112
900	lululemon athletica, Inc. (a)	54,882
650	MercadoLibre, Inc.	120,231
2,150	Netflix, Inc. (a)	211,883
4,000	Pandora Media, Inc. (a)	57,320
85	Priceline Group, Inc. (a)	125,077
1,050	Shake Shack, Inc. Class A (a)	36,403
2,000	Starbucks Corporation	108,280
975	Tesla Motors, Inc. (a)	198,929
125	Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,748
1,750	Under Armour, Inc. Class A (a)	67,690
755	Under Armour, Inc. Class C (a)	25,564
		1,394,804
	FINANCIAL SERVICES ― 12.5%
4,250	Charles Schwab Corp.	134,173
1,100	First Republic Bank	84,821
625	Signature Bank (a)	74,031
1,100	Visa Inc. Class A	90,970
3,600	Zillow Group, Inc. Class C (a)	124,740
		508,735
	HEALTH CARE ― 19.3%
700	Alexion Pharmaceuticals, Inc. (a)	85,778
725	BioMarin Pharmaceutical, Inc. (a)	67,077
1,525	Celgene Corporation (a)	159,408
900	DexCom, Inc. (a)	78,894
4,000	Exact Sciences Corporation (a)	74,280
425	Illumina, Inc. (a)	77,205
1,300	Medidata Solutions, Inc. (a)	72,488
200	Nevro Corp. (a)	20,878
325	Regeneron Pharmaceuticals, Inc. (a)	130,657
500	ZELTIQ Aesthetics, Inc. (a)	19,610
		786,275

	CONSUMER STAPLES ― 1.0%
2,400	Amplify Snack Brands, Inc. (a)	38,880

	PRODUCER DURABLES ― 5.0%
5,600	XPO Logistics, Inc. (a)	205,352

	TECHNOLOGY ― 21.8%
350	Adobe Systems, Inc. (a)	37,989
175	Alphabet Inc. Class A (a)	140,710
125	Baidu, Inc. ― ADR (a)	22,759

1,000	Ellie Mae, Inc. (a)	105,300
1,850	Facebook, Inc. Class A (a)	237,300
1,100	Monolithic Power Systems, Inc.	88,550
1,025	Palo Alto Networks, Inc. (a)	163,313
1,300	salesforce.com, Inc. (a)	92,729
		888,650
	MATERIALS/PROCESSING ― 1.4%
225	Acuity Brands, Inc.	59,535

	TOTAL COMMON STOCKS (Cost $3,510,066)	$3,882,231

	SHORT-TERM INVESTMENT ― 1.0%
39,033	First American US Treasury Money Market Fund - Class Z, 0.12% (b)	39,033
	TOTAL SHORT-TERM INVESTMENT (Cost $39,033)	$39,033

	TOTAL INVESTMENTS ― 96.2% (Cost $3,549,099)	3,921,264
	Other Assets in Excess of Liabilities ― 3.8%	155,824
	TOTAL NET ASSETS ― 100.0%	$4,077,088

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 31, 2016, was as follows*:

Cost of investments	$3,549,099
Gross unrealized appreciation	450,209
Gross unrealized depreciation	(78,044)
Net unrealized appreciation	$372,165

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. Additional information regarding the Fund is available in the Fund’s most recent Annual Report to Shareholders.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 95.8%
	CONSUMER DISCRETIONARY ― 51.2%
2,700	2U, Inc. (a)	$103,383
380	Amazon.com, Inc. (a)	318,178
1,000	MercadoLibre, Inc.	184,970
2,280	Netflix, Inc. (a)	224,694
9,595	Pandora Media, Inc. (a)	137,496
90	Priceline Group, Inc. (a)	132,434
920	Tesla Motors, Inc. (a)	187,708
4,450	Vipshop Holdings Limited ― ADR (a)	65,281
2,900	Wayfair, Inc. Class A (a)	114,173
		1,468,317
	FINANCIAL SERVICES ― 9.2%
7,100	LendingClub Corporation (a)	43,878
1,300	PayPal Holdings, Inc. (a)	53,261
4,800	Zillow Group, Inc. Class C (a)	166,320
		263,459
	PRODUCER DURABLES ― 3.9%
3,050	XPO Logistics, Inc. (a)	111,844

	TECHNOLOGY ― 31.5%
720	Alibaba Group Holding Limited ― ADR (a)	76,169
140	Alphabet Inc. Class A (a)	112,568
100	Apptio, Inc. Class A (a)	2,170
335	Baidu, Inc. ― ADR (a)	60,994
1,000	Ellie Mae, Inc. (a)	105,300
1,200	Facebook, Inc. Class A (a)	153,924
1,050	Nvidia Corp.	71,946
940	Palo Alto Networks, Inc. (a)	149,770
800	salesforce.com, Inc. (a)	57,064
900	ServiceNow, Inc. (a)	71,235
100	Twilio, Inc. Class A (a)	6,436
1,600	Twitter, Inc. (a)	36,880
		904,456

	TOTAL COMMON STOCKS (Cost $2,311,945)	$2,748,076

	SHORT-TERM INVESTMENT ― 1.2%
34,763	First American US Treasury Money Market Fund - Class Z, 0.12% (b)	34,763
	TOTAL SHORT-TERM INVESTMENT (Cost $34,763)	$34,763

	TOTAL INVESTMENTS ― 97.0% (Cost $2,346,708)	2,782,839
	Other Assets in Excess of Liabilities ― 3.0%	85,017
	TOTAL NET ASSETS ― 100.0%	$2,867,856

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 31, 2016, was as follows*:

Cost of investments	$2,346,708
Gross unrealized appreciation	479,343
Gross unrealized depreciation	(43,213)
Net unrealized appreciation	$436,130

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. Additional information regarding the Fund is available in the Fund’s most recent Annual Report to Shareholders.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2016:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,748,076	$-	$-	$2,748,076
Short-Term Investments	34,763	-	-	34,763
Total	$2,782,839	$-	$-	$2,782,839
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,882,231	$-	$-	$3,882,231
Short-Term Investments	39,033	-	-	39,033
Total	$3,921,264	$-	$-	$3,921,264

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  November 29, 2016